Deferred compensation plans	12 Months Ended
Mar. 31, 2016
Deferred compensation plans
Deferred compensation plans

13. Deferred compensation plans:

Nomura issues compensation awards to senior management and other employees, certain of which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.

These stock-based compensation awards comprise Plan A and Plan B Stock Acquisition Rights (“SARs”), Notional Stock Units (“NSUs”), and Collared Notional Stock Units (“CSUs”). SAR Plan A awards are awards of stock options while SAR Plan B awards, NSUs and CSUs are analogous to awards of restricted common stock. The Company also issues other deferred compensation awards, namely Notional Indexed Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International.

Certain deferred compensation awards granted since May 2013 include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination or claiming FCR during a pre-defined election window if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.

SAR Plan A awards

The Company issues SAR Plan A awards linked to the price of the Company’s common stock pursuant to several stock option plans. These awards vest and are exercisable into the Company’s common stock approximately two years after grant date, expire approximately seven years after grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. The exercise price is generally not less than the fair value of the Company’s common stock on grant date.

The grant date fair value of SAR Plan A awards is estimated using a Black-Scholes option-pricing model and using the following assumptions:

•	Expected volatilities based on historical volatility of the Company’s common stock;

•	Expected dividend yield based on the current dividend rate at the time of grant;

•	Expected lives of the awards determined based on historical experience; and

•	Expected risk-free interest rate based on Japanese Yen swap rate with a maturity equal to the expected lives of the options.

The weighted-average grant date fair value of SAR Plan A awards granted during the years ended March 31, 2014, 2015 and 2016 was ¥272, ¥201 and ¥176 per share, respectively. The weighted-average assumptions used in each of these years were as follows.

	Year ended March 31
	2014	2015	2016
Expected volatility	45.97%	45.26%	40.87%
Expected dividends yield	1.00%	2.39%	2.99%
Expected lives (in years)	7	7	7
Risk-free interest rate	0.51%	0.43%	0.27%

The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2016.

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2015	15,649,400	¥683	3.8
Granted	2,597,000	809
Exercised	(1,219,300)	442
Forfeited	(70,000)	767
Expired	(1,966,000)	1,274

Outstanding as of March 31, 2016	14,991,100	¥640	3.6

Exercisable as of March 31, 2016	9,697,800	¥566	2.7

The total intrinsic value of SAR Plan A awards exercised during the years ended March 31, 2014, 2015 and 2016 was ¥591 million, ¥401 million and ¥435 million, respectively.

The aggregate intrinsic value of SAR Plan A awards outstanding and exercisable as of March 31, 2016 was ¥730 million and ¥730 million, respectively.

As of March 31, 2016, total unrecognized compensation cost relating to SAR Plan A awards was ¥557 million which is expected to be recognized over a weighted average period of 0.6 years. The total fair value of SAR Plan A awards which vested during the years ended March 31, 2014, 2015 and 2016 was ¥1,403 million, ¥1,211 million and nil, respectively.

SAR Plan B awards

The Company issues SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock approximately six months to five years after grant date, expire approximately five and a half years to ten years after grant date and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. The exercise price is a nominal ¥1 per share.

The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2016.

	Outstanding (number of Nomura shares)	Weighted-Average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2015	100,389,000	¥478	5.4
Granted	25,581,300	759
Exercised	(32,620,800)	503
Forfeited	(1,332,500)	618
Expired	(40,800)	1,611

Outstanding as of March 31, 2016	91,976,200	¥545	5.1

Exercisable as of March 31, 2016	23,010,400	¥498	3.2

The weighted-average grant date fair value per share for the years ended March 31, 2014, 2015 and 2016 was ¥782, ¥483 and ¥759, respectively.

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2014, 2015 and 2016 was ¥33,951 million, ¥23,673 million and ¥25,059 million, respectively.

The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2016 was ¥46,159 million and ¥11,544 million, respectively.

As of March 31, 2016, total unrecognized compensation cost relating to SAR Plan B awards was ¥16,333 million which is expected to be recognized over a weighted average period of 1.6 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2014, 2015 and 2016 was ¥34,943 million, ¥27,662 million and ¥20,880 million, respectively.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to SAR Plan A and SAR Plan B awards for the years ended March 31, 2014, 2015 and 2016 was ¥19,458 million, ¥19,364 million and ¥16,890 million, respectively.

Cash received from the exercise of SAR Plan A and SAR Plan B awards during the year ended March 31, 2016 was ¥571 million and the tax benefit realized from exercise of these awards was ¥908 million.

Total related tax benefits recognized in the consolidated statements of income for compensation expenses relating to SAR Plan A awards, SAR Plan B awards for the years ended March 31, 2014, 2015 and 2016 were ¥1,992 million, ¥1,422 million and ¥806 million, respectively. The dilutive effect of outstanding compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations.

NSU and CSU awards

NSUs and CSUs are cash-settled awards linked to the price of the Company’s common stock. NSUs and CSUs generally have a graded vesting period of approximately five years from grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause. NSUs replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSUs are similar to NSUs but exposure of the employee to movements in the price of the Company’s common stock is subject to a cap and floor.

The fair value of NSUs and CSUs are determined using the price of the Company’s common stock.

The following table presents activity related to NSUs and CSUs for the year ended March 31, 2016.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2015	48,119,533	¥693		41,181,078	¥524
Granted	19,285,618	779	(1)	20,691,298	826	(1)
Vested	(25,903,638)	767	(2)	(30,622,912)	600	(2)
Forfeited	(2,919,491)			(1,738,806)

Outstanding as of March 31, 2016	38,582,022	¥498	(3)	29,510,658	¥586	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2016.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NSUs and CSUs for the years ended March 31, 2014, 2015 and 2016 was ¥37,396 million, ¥39,366 million and ¥23,480 million, respectively.

Total unrecognized compensation cost relating to NSUs, based on the fair value of these awards as of March 31, 2016, was ¥1,932 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.8 years.

The total fair value of NSUs which vested during the years ended March 31, 2014, 2015 and 2016 was ¥23,066 million, ¥20,116 million and ¥19,860 million, respectively.

Total unrecognized compensation cost relating to CSUs, based on the fair value of these awards as of March 31, 2016, was ¥2,656 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.8 years.

The total fair value of CSUs which vested during the years ended March 31, 2014, 2015 and 2016 was ¥17,868 million, ¥15,762 million and ¥18,366 million, respectively.

NIU awards

In addition to the stock-based compensation awards described above, Nomura also grants NIUs to certain senior management and employees. NIUs are cash-settled awards linked to a world stock index quoted by Morgan Stanley Capital International, have graded vesting period of approximately five years from grant date, and are subject to forfeiture on voluntary termination of employment or involuntary termination for cause.

The fair value of NIUs is determined using the price of the index.

The following table presents activity relating to NIUs for the year ended March 31, 2016.

	Outstanding (number of units)	Index price(1)
Outstanding as of March 31, 2015	33,447,242	$4,650
Granted	16,824,078	4,803	(2)
Vested	(25,429,583)	4,494	(3)
Forfeited	(1,924,748)

Outstanding as of March 31, 2016	22,916,989	$4,439	(4)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine number of awards granted.
(3)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(4)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2016.

Total compensation expense recognized within Non-interest expenses—Compensation and benefits in the consolidated statements of income relating to NIUs for the year ended March 31, 2014, 2015 and March 31, 2016 was ¥15,388 million, ¥12,900 million and ¥9,463 million respectively.

Total unrecognized compensation cost relating to NIUs, based on the fair value of these awards as of March 31, 2016, was ¥1,596 million which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 0.9 years.

The total fair value of NIUs which vested during the years ended March 31, 2014, 2015 and 2016 was ¥14,651 million, ¥12,966 million and ¥13,725 million, respectively.

Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSUs, CSUs and NIUs for the years ended March 31, 2014, 2015 and 2016 were ¥1,767 million, ¥1,252 million and ¥672 million, respectively.

Subsequent events

On April 27, 2016, the Company adopted a resolution to issue SAR Plan B awards to senior management and employees of the Company and its subsidiaries. The Company granted total of 238,705 SAR Plan B awards on June 7, 2016 which represents a right to acquire 23,870,500 shares of the Company. The exercise price is a nominal ¥1 per share, the vesting period of these awards ranges from approximately six months to three years from grant date and these awards can be exercised up to five years after vesting date.

In May 2016, Nomura also granted NSUs, CSUs and NIUs to certain senior management and employees. These awards have a total grant date fair value of ¥22 billion and a vesting period of up to three years.